NET PARENT INVESTMENT AND TRANSACTIONS WITH SUNPOWER AND TOTALENERGIES - Supply Agreements (Details) $ in Thousands				1 Months Ended		12 Months Ended
	Feb. 22, 2021 installment MW	Mar. 04, 2019 USD ($) MW	Jan. 07, 2019 USD ($) MW	Dec. 29, 2019 USD ($) MW	Nov. 30, 2016 MW	Dec. 29, 2023 USD ($)	Jan. 02, 2022 USD ($)	Jan. 03, 2021 USD ($)	Mar. 31, 2017 USD ($)
Affiliated entity | TotalEnergies
Supply Commitment [Line Items]
Refund liability							$ 22,566	$ 0
Contract liabilities, current portion							31,069	9,405
Contract liabilities, net of current portion							23,840	33,066
Affiliated entity | Danish Fields Solar LLC
Supply Commitment [Line Items]
Contract liabilities, current portion							22,200
Contract liabilities, net of current portion							20,400
Customer advances received							42,600
Interest expense							30
Affiliated entity | Danish Fields Solar LLC | Forecast
Supply Commitment [Line Items]
Customer advances received						$ 50,000
Affiliated entity | The Amendment to the Solarization Agreement | Sunpower and Total
Supply Commitment [Line Items]
Maximum power covered (MW) | MW	70
Number of installments | installment	12
Affiliated entity | The Amendment to the Solarization Agreement | TotalEnergies
Supply Commitment [Line Items]
Refund liability							22,566	0
Contract liabilities, current portion							8,100	9,300
Contract liabilities, net of current portion							3,500	33,100
Sunpower and Total
Supply Commitment [Line Items]
Period for commitment					4 years
Power commitment (MW) | MW		10	3.7	93	200
Sunpower and Total | Total Supply Agreement
Supply Commitment [Line Items]
Period for commitment					4 years
Power commitment (MW) | MW					200
Maximum power covered (MW) | MW					150
Option to purchase performance line solar panels (MW) | MW					50
TotalEnergies
Supply Commitment [Line Items]
Contract liabilities									$ 88,500
Contract liabilities, current portion							$ 8,100	$ 9,300
Remaining amount committed		$ 3,200	$ 1,400	$ 38,400
Percent of commitment paid		10.00%	10.00%	10.00%
TotalEnergies | Total Supply Agreement
Supply Commitment [Line Items]
Contract liabilities									$ 88,500